Shareholder Report, Holdings (Details)	Oct. 31, 2024
Delaware Diversified Income Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Delaware Diversified Income Fund - Class A | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Delaware Diversified Income Fund - Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.23%
Delaware Diversified Income Fund - Class A | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Diversified Income Fund - Class A | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Diversified Income Fund - Class A | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Diversified Income Fund - Class A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Delaware Diversified Income Fund - Class A | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Delaware Diversified Income Fund - Class A | Collateralized Debt Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Delaware Diversified Income Fund - Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Diversified Income Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Delaware Diversified Income Fund - Class C | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Delaware Diversified Income Fund - Class C | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.23%
Delaware Diversified Income Fund - Class C | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Diversified Income Fund - Class C | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Diversified Income Fund - Class C | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Diversified Income Fund - Class C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Delaware Diversified Income Fund - Class C | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Delaware Diversified Income Fund - Class C | Collateralized Debt Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Delaware Diversified Income Fund - Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Diversified Income Fund - Class R | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Delaware Diversified Income Fund - Class R | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Delaware Diversified Income Fund - Class R | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.23%
Delaware Diversified Income Fund - Class R | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Diversified Income Fund - Class R | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Diversified Income Fund - Class R | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Diversified Income Fund - Class R | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Delaware Diversified Income Fund - Class R | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Delaware Diversified Income Fund - Class R | Collateralized Debt Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Delaware Diversified Income Fund - Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Diversified Income Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Delaware Diversified Income Fund - Institutional Class | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Delaware Diversified Income Fund - Institutional Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.23%
Delaware Diversified Income Fund - Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Diversified Income Fund - Institutional Class | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Diversified Income Fund - Institutional Class | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Diversified Income Fund - Institutional Class | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Delaware Diversified Income Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Delaware Diversified Income Fund - Institutional Class | Collateralized Debt Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Delaware Diversified Income Fund - Institutional Class | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Diversified Income Fund - Class R6 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.73%
Delaware Diversified Income Fund - Class R6 | Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Delaware Diversified Income Fund - Class R6 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.23%
Delaware Diversified Income Fund - Class R6 | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%
Delaware Diversified Income Fund - Class R6 | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Delaware Diversified Income Fund - Class R6 | Non-Agency Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Delaware Diversified Income Fund - Class R6 | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Delaware Diversified Income Fund - Class R6 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Delaware Diversified Income Fund - Class R6 | Collateralized Debt Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Delaware Diversified Income Fund - Class R6 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%